SARATOGA ADVANTAGE TRUST

James Alpha Macro Portfolio

Class I	GRRIX
Class A	GRRAX
Class C	GRRCX

Incorporated herein by reference is the definitive version of the Prospectus supplement for the James Alpha Macro Portfolio filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on May 31, 2017 (SEC Accession No. 0001580642-17-003309).